Segment, Product and Geographic Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 802,917	$ 691,789	$ 840,542
Taiwan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	199,985	254,763	310,191
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	507,470	372,538	436,462
Other Asia Pacific (Korea and Japan) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	54,159	53,053	88,047
Europe And America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 41,303	$ 11,435	$ 5,842